Trade and Other Payables - Schedule of Trade and Other Payables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	₽ 27,806	₽ 24,288
Other payables	10,585	10,512
Total trade and other payables	₽ 38,391	₽ 34,800